OTHER LONG-TERM LIABILITIES (Details)					1 Months Ended					20 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2012 Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement USD ($)	May 31, 2012 Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement CNY	Dec. 31, 2012 Vimicro Jiangsu Cooperative Agreement Xuanwu SAMC CNY	May 31, 2013 Vimicro Jiangsu Cooperative Agreement Xuanwu SAMC USD ($)	May 31, 2013 Vimicro Jiangsu Cooperative Agreement Xuanwu SAMC CNY	Dec. 31, 2013 Interest free government loan USD ($)	Dec. 31, 2012 Interest free government loan USD ($)	Dec. 31, 2013 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement USD ($)	Dec. 31, 2013 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement CNY	May 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement USD ($)	May 31, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement CNY	Feb. 29, 2012 Interest free government loan Vimicro Fuzhou Strategic Cooperative Framework Agreement or the Frame Agreement Maximum
Other long-term debt
Sales deposit for properties	$ 3,280,000
Other long-term debt								4,921,000	4,772,000
Total other long-term liabilities	8,201,000	4,772,000
Cost to develop properties					52,000,000
Amount paid as deposit						3,280,000	20,000,000
Government subsidy granted			4,921,000	30,000,000
Interest free government loan to be provided												9,841,000	60,000,000
Period to repay Government grants														5 years
Government grant received										2,460,000	15,000,000
Government loan received										$ 4,921,000	30,000,000